Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Indebtedness
7. Indebtedness
The following table summarizes the components of our debt as of June 30, 2022 and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Old ABL Credit Facility	$—	$69,000
Old Term Loan	—	171,355
First Financial Loan	23,950	30,000
New ABL Credit Facility	143,350	—
New Term Loan Credit Facility	302,380	—
Best Flow Credit Facility (1)	—	7,101
Best Flow Note (1)	—	10,827
Alpine Promissory Note (1)	—	16,717
Flotek Convertible Notes	12,739	—
Other	12,626	1,695

Total gross debt	495,045	306,695
Less: unamortized debt issuance costs	(15,755)	(5,129)
Less: current portion of long-term debt	(51,329)	(31,793)

Total long-term debt	$427,961	$269,773

(1)	Related party debt agreements
Old ABL Credit Facility
On March 14, 2018, ProFrac LLC entered into a senior secured asset-based revolving credit agreement (the “Old ABL Credit Facility”), with Barclays Bank PLC, as administrative agent and collateral agent, and the lenders party thereto. The Old ABL Credit Facility had a maturity date of March 14, 2023.
LIBOR borrowings under the Old ABL Credit Facility bore interest at the greater of LIBOR or 0.00%, plus a margin of 1.50% to 2.00%, depending on facility utilization. The interest rate was 2.75% as of December 31, 2021.
As of December 31, 2021, the borrowing base was $146.2 million, therefore maximum availability under the Old ABL Credit Facility was the facility maximum of $105.0 million. There were $69.0 million of borrowings outstanding and $3.1 million of letters of credit outstanding, resulting in $32.9 million of availability under the Old Credit Facility ABL.
On March 4, 2022, the Old ABL Credit Facility was refinanced and replaced with the New ABL Credit Facility (as described below).
Old Term Loan
On September 7, 2018, ProFrac LLC entered into a $180.0 million term loan agreement (“Old Term Loan”), which matures on September 15, 2023, with a group of lenders with Barclays Bank, PLC as administrative agent. Principal payments are due in quarterly installments, however due to prepayments made to date, there will be no required minimum amortization (other than excess cash flow prepayments) before termination of the Old Term Loan. Excess cash flow is calculated quarterly to determine any additional minimum prepayments. On June 24, 2021, ProFrac LLC and its Old Term Loan lenders reached an agreement to expand the facility by $40.0 million.
The Old Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
:
$0.0 million for the fiscal quarters ended March 31, 2021 through and including December 31, 2021, and $5.0 million for the fiscal quarters ended March 31, 2022 through and including June 30, 2023.

LIBOR borrowings under the Old Term Loan bear interest at the greater of LIBOR or 1.25%, plus a margin of 6.25% to 8.50%, depending on the total net leverage ratio as defined under the Old Term Loan. The interest rate was 9.75% as of December 31, 2021.
The Old Term Loan contained certain restrictive covenants, including a financial covenant which required ProFrac LLC to maintain a total net leverage ratio, as defined in the credit agreement, of no greater than 2.25:1.00 for the fiscal quarters ended September 30, 2019 through and including March 31, 2020, 3.50:1.00 for the fiscal quarters ended June 30, 2020 through and including March 31, 2021, 3.00:1.00 for the fiscal quarter ended June 31, 2021, 2.75:1.00 for the fiscal quarter ended September 30, 2021, 2.50:1.00 for the fiscal quarter ended December 31, 2021, and 2.00:1.00 for the fiscal quarter ended March 31, 2022 and thereafter. ProFrac LLC was in compliance with all required covenants as of December 31, 2021.
In February 2022, ProFrac and its Old Term Loan lenders entered into an agreement to amend the Old Term Loan. The amendment expanded the facility by $48.0 million.
On March 4, 2022, the Old Term Loan was extinguished resulting in loss on debt extinguishment of $3.9 million.
First Financial Loan
On July 22, 2020, ProFrac LLC entered into a $35.0 million loan agreement with First Financial Bank, N.A. which had a maturity of July 22, 2025 (“Main Street Loan”). In August 2021, the loan agreement was amended to remove the covenants in place prior to the amendment. As amended, the Main Street Loan contained certain restrictive covenants which required ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricted the payment of distributions or dividends, other than for the payment of taxes.
On December 22, 2021, the Main Street Loan had a balance of $32.2 million. The Main Street Loan was extinguished with a cash payment of $2.2 million and the remainder refinanced with a $30.0 million loan with First Financial Bank, N.A. (“First Financial Loan”).
The First Financial Loan has a maturity date of January 1, 2024 with an interest rate of LIBOR plus 3.5%, and the loan is to be repaid by equal payments of principal and interest beginning in February 2022. The First Financial Loan contains certain restricted covenants which require the Company to maintain a fixed charge ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of June 30, 2022.
New ABL Credit Facility
On March 4, 2022, ProFrac LLC, ProFrac Holdings II, LLC (“ProFrac II LLC”), as borrower (in such capacity, the “ABL Borrower”), and certain of the ABL Borrower’s wholly owned subsidiaries as obligors, entered into a senior secured asset-based revolving credit agreement (as amended, the “New ABL Credit Facility”), with a group of lenders with JPMorgan Chase Bank N.A., as administrative agent and collateral agent. The New ABL Credit Facility initially provided for an asset-based revolving credit facility with a borrowing base and lender commitments of $100.0 million. On April 8, 2022, the New ABL Credit Facility was amended to increase the borrowing base and lender commitments to $200.0 million. The New ABL Credit Facility has a borrowing base composed of certain eligible accounts receivable and eligible inventory less customary reserves, as redetermined monthly. As of June 30, 2022, the maximum availability under the New ABL Credit Facility was the aggregate lender commitments of $200.0 million with $143.4 million of borrowings outstanding and $9.2 million of letters of credit outstanding, resulting in approximately $47.4 million of remaining availability. The New ABL Credit Facility matures on the earlier of (i) March 4, 2027 and (ii) 91 days prior to the stated maturity of any material indebtedness (other than the First Financial Loan).
Borrowings under the New ABL Credit Facility accrue interest based on a three-tier pricing grid tied to average historical availability, and the ABL Borrower may elect for loans to be based on either an Adjusted Term SOFR or a base rate, plus the applicable margin. The interest rate under the New ABL Credit Facility for (a) Adjusted Term SOFR is the applicable margin plus the fluctuating per annum rate equal to Adjusted Term SOFR (with an Adjusted Term SOFR Floor of 0.00%); and (b) Base Rate Loans are the applicable margin plus the fluctuating per annum rate equal to the greatest of the Prime Rate in effect on such day, or the NYFRB Rate in effect on such day plus 1/2% of 1% and the Adjusted Term SOFR for a one-month
Interest Period as published two (2) U.S. Government Securities Business Days prior to such day (or if such day is not a Business Day, the immediately preceding Business Day), plus 1.0%. The applicable margin for Adjusted Term SOFR Loans ranges from 1.50% to 2.00% and for Base Rate Loans ranges from 0.50% to 1.00%, depending on the average daily availability over the last three months under the New ABL Credit Facility. The New ABL Credit Facility bears an unused line fee ranging from 0.250% to 0.375%, depending on the average daily availability over the last three months payable quarterly in arrears. The New ABL Credit Facility also bears customary letter of credit fees. The interest rate was 5.50% as of June 30, 2022.
The New ABL Credit Facility is subject to customary mandatory prepayments, including a mandatory prepayment if the aggregate unpaid principal balance of revolving loans, agent advances, swingline borrowings, unreimbursed drawings under letters of credit and the undrawn amount of outstanding letters of credit exceeds at any time the lesser of (x) the then applicable borrowing base and (y) the then total effective commitments under the New ABL Credit Facility, in an amount equal to such excess. After the occurrence and during the continuance of a Cash Dominion Period (defined in the New ABL Credit Facility as (a) any period commencing upon the date that availability shall have been less than the greater of
(
i) 12.5% of the Maximum Credit (which is the lesser of the maximum revolver amount in effect at such time and the borrowing base at such time) and (ii) $10.0 million for a period of five consecutive business days and continuing until the date on which availability shall have been at least the greater of (y) 12.5% of the Maximum Credit and (z) $10.0 million for 20 consecutive calendar days or (b) any period commencing on the occurrence of certain specified events of default, and continuing during the period that such specified event of default shall be continuing).
The New ABL Credit Facility contains certain customary representations and warranties and affirmative and negative covenants. The negative covenants include, subject to customary exceptions, limitations on indebtedness, dividends, distributions and certain other payments, investments, acquisitions, prepayments of specified junior indebtedness, amendments of specified junior indebtedness, transactions with affiliates, dispositions, mergers and consolidations, liens, restrictive agreements, sale and leaseback transactions, changes in fiscal periods and changes in line of business.
We are required by the New ABL Credit Facility to maintain minimum liquidity of $5.0 million at all times. Additionally, when availability is less than the greater of (i) 12.5% of the maximum credit (which is the lesser of the maximum revolver amount in effect at such time and the borrowing base at such time) and (ii) $10.0 million and continuing until such time as availability has been in excess of such threshold for a period of 20 consecutive calendar days, we are required by the New ABL Credit Facility to maintain a springing Fixed Charge Coverage Ratio (as defined in the New ABL Credit Facility) of at least 1.0 to 1.0, which is tested quarterly during such period. The Company was in compliance with all covenants, and there were no existing defaults or events of default related to the New ABL Credit Facility as of June 30, 2022.
On July 25, 2022, the New ABL Credit Facility was amended to add an uncommitted $100.0 million incremental facility (the “Incremental Facility”), under the terms of which existing lenders can make additional loans (in their sole discretion) under, or new lenders can join, the Incremental Facility and increase the potential size of the New ABL Credit Facility from $200 million to $300 million, subject to satisfaction of certain conditions. All other terms and conditions of the New ABL Credit Facility remained substantially unchanged. See Note 19—Subsequent Events.
New Term Loan Credit Facility
On March 4, 2022, ProFrac LLC, ProFrac II, LLC, as borrower (in such capacity, the “Term Loan Borrower”), and certain of the Term Loan Borrower’s wholly owned subsidiaries as obligors, entered into a senior secured term loan credit agreement (the “New Term Loan Credit Facility”), with Piper Sandler Finance LLC, as administrative agent and collateral agent, and the lenders party thereto. The New Term Loan Credit Facility provides for a term loan facility in an aggregate principal amount of $450.0 million. In the second quarter of 2022, the New Term Loan Facility was paid down by $143.8 million with net proceeds from the IPO and an additional $3.8 million in scheduled payments. As of June 30, 2022, the Term Loan Borrower had approximately $302.4 million outstanding under the New Term Loan Credit Facility. The New Term Loan Credit Facility matures on March 4, 2025.
Borrowings under the New Term Loan Credit Facility accrue interest at a percentage per annum equal to (a) until October 1, 2022, (i) for SOFR Rate Loans, 8.50%, and (ii) for Base Rate Loans, 7.50% and (b) thereafter, based on a three-tier pricing grid tied to Total Net Leverage Ratio (as defined in the New Term Loan Credit Facility), and the Term Loan Borrower may elect for loans to be based on either Adjusted Term SOFR or Base Rate, plus the applicable margin. The interest rate on the New Term Loan Credit Facility for (a) SOFR Rate Loans are the applicable margin plus the fluctuating per annum rate equal to Adjusted Term SOFR (as defined in the New Term Loan Credit Facility), with a SOFR floor of 1.00% and (b) Base Rate Loans are the applicable margin plus the fluctuating per annum rate equal to the highest of (i) the federal funds rate plus 1/2 of 1%, (ii) the interest rate quoted in the print edition of
The
Wall Street Journal
, Money Rates Section, as the prime rate in effect, (iii) Adjusted Term SOFR for a one-month
interest period as determined on such day, plus 1.0% and (iv) 2.00%.
The applicable margin for (a) SOFR Rate Loans ranges from 6.50% to 8.00% and (b) Base Rate Loans ranges from 5.50% to 7.00%, depending on the Total Net Leverage Ratio (as defined in the New Term Loan Credit Facility) as of the first day of the then-current fiscal quarter. The interest rate was 10.0% as of June 30, 2022.
The New Term Loan Credit Facility is guaranteed by ProFrac LLC and all of the Term Loan Borrower’s material existing subsidiaries and certain direct and indirect future U.S. restricted subsidiaries of the Term Loan Borrower. The New Term Loan Credit Facility is secured by a lien on, and security interest in, substantially all of each such guarantor’s assets.
The New Term Loan Credit Facility is subject to quarterly amortization beginning in June 2022, though any excess cash flow payments, reduce the required amortization. Additionally, the New Term Loan Credit Facility is subject to a quarterly mandatory prepayment beginning for the calendar quarter ending on December 31, 2022, in an amount equal to the Applicable ECF Percentage (as defined in the New Term Loan Credit Facility). The Applicable ECF Percentage ranges from 50% of Excess Cash Flow (as defined in the New Term Loan Credit Facility) to 25% of Excess Cash Flow depending on the Total Net Leverage Ratio as of the last day of the applicable fiscal quarter.
Voluntary prepayments of borrowings under the New Term Loan Credit Facility are permitted at any time, in specified minimum principal amounts, subject to reimbursement of the lenders’ redeployment costs actually incurred in the case of a prepayment of SOFR Rate Loans other than on the last day of the relevant interest period. Between March 4, 2022 and March 4, 2023, certain prepayments of the New Term Loan Credit Facility are subject to a prepayment premium of 3.00% (or, in the case of any IPO Prepayment (as defined in the New Term Loan Credit Facility), 2.00%). Between March 5, 2023 and March 4, 2024, certain prepayments of the New Term Loan Credit Facility are subject to a 2.00% prepayment premium. After March 4, 2024, but prior to the Stated Termination Date (as defined in the New Term Loan Credit Facility) certain prepayments of the New Term Loan Credit Facility are subject to a 1.00% prepayment premium. No payment or prepayment premium shall be due on account of any payments or prepayments made on the Stated Termination Date.
The New Term Loan Credit Facility contains certain customary representations and warranties and affirmative and negative covenants. The negative covenants include, subject to customary exceptions, limitations on indebtedness, dividends, distributions and certain other payments, investments, capital expenditures, acquisitions, prepayments of specified junior indebtedness, amendments of specified junior indebtedness, transactions with affiliates, dispositions, mergers and consolidations, liens, restrictive agreements, changes in fiscal periods and changes in line of business.
We are required by the New Term Loan Credit Facility to maintain a Total Net Leverage Ratio (as defined in the New Term Loan Credit Facility) (i) of no more than 2.00 to 1.00 for the fiscal quarter ending on June 30, 2022, (ii) of no more than 1.55 to 1.00 for the fiscal quarters ending on September 30, 2022 and December 31, 2022, and (iii) of no more than 1.25 for each fiscal quarter ending on March 31, 2023 and thereafter.
We are required by the New Term Loan Credit Facility to maintain minimum liquidity of $30.0 million at all times.
The New Term Loan Credit Facility contains customary events of default. If an event of default occurs and is continuing, the lenders may declare all loans to be immediately due and payable. Some events of default require an automatic termination of the loans and become immediately due and payable.
The Company was in compliance with all covenants, and there were no defaults or events of default related to the New Term Loan Credit Facility, as of June 30, 2022.
On July 25, 2022, the New Term Loan Facility was amended to increase the size of the New Term Loan Facility by $150.0 million with an uncommitted option to obtain commitments for a potential additional $100.0 million of delayed draw loans before the earlier to occur of (i) the consummation of the Merger (as defined herein) and (ii) March 31, 2023. The maturity date of the New Term Loan Facility remains the same at March 4, 2025. The Company used a portion of the proceeds from the increased New Term Loan Facility to fund the acquisition of Monahans (as defined herein) and anticipates using the remainder of the proceeds and operating cash to facilitate the Merger, pay outstanding debt under the New ABL Credit Facility and/or for other general corporate purposes. See Note 19—Subsequent Events.
Backstop Note
On March 4, 2022, ProFrac LLC borrowed $22.0 million pursuant to a subordinated promissory note with THRC Holdings, LP (“THRC Holdings”) with a stated maturity date of March 4, 2027 (the “Backstop Note”). The Backstop Note bears interest at a percentage per annum equal to 1.74%. Interest under the Backstop Note is paid on a quarterly basis and is solely payable in kind, with such interest amounts being added to the outstanding principal amount of the Backstop Note, until the date that both the New ABL Credit Facility and the New Term Loan Credit Facility shall have been terminated, after which date quarterly interest payments may be paid in kind or in cash.
The Backstop Note is unsecured and subordinated to the indebtedness owing under the New ABL Credit Facility and the New Term Loan Credit Facility.
In June 2022, the Backstop Note was fully paid with net proceeds from the IPO.
Closing Date Note
On March 4, 2022, ProFrac LLC borrowed $22.0 million pursuant to a subordinated promissory note with THRC Holdings with a stated maturity date of March 4, 2027 (the “Closing Date Note”). The Closing Date Note bears interest at a percentage per annum equal to 1.74%. Interest under the Closing Date Note is paid on a quarterly basis and is solely payable in kind, with such interest amounts being added to the outstanding principal amount of the Closing Date Note, until the date that both the New ABL Credit Facility and the New Term Loan Credit Facility shall have been terminated, after which date quarterly interest payments may be paid in kind or in cash.
The Closing Date Note is unsecured and subordinated to the indebtedness owing under the New ABL Credit Facility and the New Term Loan Credit Facility.
In June 2022, the Closing Date Note was fully paid with net proceeds from the IPO.
Equify Bridge Note
On March 4, 2022, ProFrac II LLC entered into a $45.8 million subordinated promissory note with Equify Financial with a stated maturity date of March 4, 2027 (the “Equify Bridge Note”). The Equify Bridge Note bears interest at a percentage per annum equal to 1.0%. Interest under the Equify Bridge Note is paid on a quarterly basis and is solely payable in kind, with such interest amounts being added to the outstanding principal amount of the Equify Bridge Note, until the date that both the New ABL Credit Facility and the New Term Loan Credit Facility shall have been terminated, after which date quarterly interest payments may be paid in kind or in cash. In April 2022, the Company repaid $25.0 million in principal under the Equify Bridge Note.
The Equify Bridge Note is unsecured and subordinated to the indebtedness owing under the New ABL Credit Facility and the New Term Loan Credit Facility.
In April 2022, the Company repaid $25.0 million in principal under the Equify Bridge Note, resulting in an outstanding balance of $20.8 million. In June 2022, the Equify Bridge Note was fully paid with net proceeds from the IPO.
Best Flow Credit Facility
On February 4, 2019, Best Flow entered into a revolving loan credit agreement (the “Best Flow Credit Facility”), with Equify Financial, LLC (“Equify
Financial”) as lender. Equify Financial is a related party. The Best Flow Credit Facility provided for a revolving credit facility in an aggregate principal amount at any time outstanding up to $9.0 million, subject to borrowing base availability. The Best Flow Credit Facility had a maturity date of
February 4, 2026.
The interest rate under the Best Flow Credit Facility was the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best Flow Credit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month. The Best Flow Credit Facility was secured by a first lien on substantially all of the assets of Best Flow.
On March 4, 2022, the Best Flow Credit Facility was extinguished resulting in loss of extinguishment of debt of $0.3 million.
Best Flow Note
On January 28, 2021, Best Flow issued a promissory note (the “Best Flow Note”), with Equify Financial, as holder. Equify Financial is a related party. The Best Flow Note provided for a term loan in an initial aggregate principal amount equal to $13.0 million. Proceeds from the Best Flow Note were utilized to pay down $7.6 million of outstanding balances on the Best Flow Credit Facility and to pay down other equipment financing agreements for $5.4 million. The Best Flow Note matures on February 1, 2026, with a fixed interest rate of 8.0%. The principal and interest are paid in equal monthly amortizing amounts through maturity. Prepaid amounts are subject to a 0.19% prepayment premium.
On March 4, 2022, the Best Flow Note was extinguished resulting in loss of extinguishment of debt of $1.4 million.
Alpine Promissory Note
In January 2021, Alpine entered into a $21.4 million promissory note with Equify Financial (“Alpine Note”). Equify Financial is a related party. The Alpine Note amortizes monthly, had an interest rate of 8.0% and had a stated maturity date in February 2027.
On March 4, 2022, the Alpine Note was extinguished resulting in loss on extinguishment of debt of $1.8 million.
Flotek Convertible Notes
On February 2, 2022, Flotek entered into a private investment in public equity transaction (the “PIPE Transaction”) with a consortium of investors to secure growth capital. Pursuant to the PIPE Transaction, Flotek issued $11.2 million in aggregate initial principal amount of convertible notes payable (“Flotek Convertible Notes”). The Flotek Convertible Notes accrue paid-in-kind
interest at a rate of 10% per annum, have a maturity of one year, and are convertible into common stock of Flotek (a) at Flotek’s option if Flotek’s common stock equals or exceeds $2.50 for 20 trading days during a 30 consecutive trading day period, (b) at the holder’s option at any time prior to maturity, at a price of $1.088125 per share or (c) at maturity, at a price of $1.088125 per share. On March 21, 2022, $3.0 million of Flotek Convertible Notes were converted at a holder’s option into approximately 2.8 million shares of Flotek common stock. The Flotek Convertible Notes are obligations of Flotek and have no recourse or claim against the assets of ProFrac Corp. or its other consolidated subsidiaries.
At June 30, 2022, there was $8.2 million principal amount of Flotek Convertible Notes outstanding, which were included in the Company’s consolidated financial statements at a carrying value of $12.3 million.
Other indebtedness
As of June 30, 2022 and December 31, 2021, the Company had other debt agreements outstanding with unpaid principal balances of $12.6 million and $1.7 million, respectively. At June 30, 2022, other indebtedness included various equipment financing agreements of $6.8 million. In July 2022, we repaid $3.4 million under these agreements and the remaining $3.4 million is due October 1, 2022 at an interest rate of 5.0% At June 30, 2022, other indebtedness also included a $4.8 million loan under the Paycheck Protection Program established under the Coronavirus Aid, Relief, and Economic Securities Act held by Flotek.
The following table summarizes the principal maturity schedule for our long-term debt outstanding as of June 30, 2022:

	2022	2023	2024	2025	2026	Thereafter	Total
First Financial loan	$8,659	$15,291	$—	$—	$—	$—	$23,950
New ABL Credit Facility	—	—	—	—	—	143,350	143,350
New Term Loan Credit Facility	7,560	15,120	15,120	264,580	—	—	302,380
Flotek Convertible Notes	—	12,739	—	—	—	—	12,739
Other.	7,803	1,908	1,907	543	79	386	12,626

Total	$24,022	$45,058	$17,027	$265,123	$79	$143,736	$495,045

6. Indebtedness
The following table summarizes the components of our debt as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
ABL Credit Facility	$69,000	$41,000
Term Loan	171,355	137,355
First Financial loan	30,000	—
Main Street loan	—	35,000
Tractor notes	—	3,911
Best Flow Credit Facility (1)	7,101	37,303
Best Flow notes payable (1)	—	—
Best Flow Note (1)	10,827	—
Alpine Promissory Note (1)	16,717	—
Alpine Credit Facility (1)	—	21,135
Other	1,695	5,829

Total gross debt	306,695	281,533
Less: unamortized debt issuance costs	(5,129)	(5,820)
Less: current portion of long-term debt	(31,793)	(15,484)

Total long-term debt	$269,773	$260,229

(1)	Related party debt agreements.
ABL Credit Facility
On March 14, 2018, ProFrac LLC entered into a senior secured asset-based revolving credit agreement (the “ABL Credit Facility”), with Barclays Bank PLC, as administrative agent and collateral agent (the “ABL Agent”), and the lenders party thereto. The ABL Credit Facility has a maturity date of March 14, 2023.
LIBOR borrowings under the ABL bear interest at the greater of LIBOR or 0.00%, plus a margin of 1.50% to 2.00%, depending on facility utilization. The interest rate was 2.75% as of December 31, 2021. Base rate loans are also available at our option.
The maximum availability of credit under the ABL is limited at any time to $105.0 million or a borrowing base, as defined in the credit agreement. The borrowing base is calculated on percentages of eligible accounts receivable and inventory and is subject to certain reserves. If the amount available under the ABL is less than either 15.0% of our maximum availability or $10.0 million, we will be required to maintain a minimum fixed charge coverage ratio of 1.0 to 1.0. Although we had availability in excess of this threshold, we were in compliance with this covenant as of December 31, 2021. If at any time borrowings and letters of credit issued under the ABL exceed the borrowing base, we will be required to repay an amount equal to such excess.
As of December 31, 2021, the borrowing base was $146.2 million, therefore maximum availability under the ABL was the facility maximum of $105.0 million. There were $69.0 million of borrowings outstanding under the ABL, and $3.1 million of letters of credit were outstanding, resulting in $32.9 million of availability under the ABL.
The ABL Credit Facility contains certain customary representations and warranties and affirmative and negative covenants. The negative covenants include, subject to customary exceptions, limitations on indebtedness, dividends, distributions and other restricted payments, investments, acquisitions, prepayments of specified junior indebtedness, amendments of specified junior indebtedness, transactions with affiliates, dispositions, mergers and consolidations, liens, restrictive agreements, sale and leaseback transactions, changes in fiscal periods and changes in line of business. ProFrac LLC was in compliance with all covenants as of December 31, 2021.
On March 4, 2022, the ABL Credit Facility was extinguished. See Note 11—Subsequent Events.
Term Loan
On September 7, 2018, ProFrac LLC entered into a $180.0 million term loan agreement (“Term Loan”), which matures on September 15, 2023, with a group of lenders with Barclays Bank, PLC as administrative agent. Principal payments are due in quarterly installments, however due to prepayments made to date, there will be no required minimum amortization (other than excess cash flow prepayments) before termination of the Term Loan. Excess cash flow is calculated quarterly to determine any additional minimum prepayments. On June 24, 2021, ProFrac LLC and its Term Loan lenders reached an agreement to expand the facility by $40.0 million.
The Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
: $0.0 million for the fiscal quarters ended March 31, 2021 through and including December 31, 2021, and $5.0 million for the fiscal quarters ended March 31, 2022 through and including June 30, 2023.
LIBOR borrowings under the Term Loan bear interest at the greater of LIBOR or 1.25%, plus a margin of 6.25% to 8.50%, depending on the total net leverage ratio as defined under the Term Loan. The interest rate was 9.75% as of December 31, 2021.
On May 29, 2020, one of the members of ProFrac LLC purchased and simultaneously retired a portion of the Term Loan. ProFrac LLC recognized the retirement of these notes, a non-cash
transaction for ProFrac LLC, as a contribution of equity and reduction of long-term debt of $10,549, the face value of the notes retired.
The Term Loan contains certain restrictive covenants, including a financial covenant which requires ProFrac LLC to maintain a total net leverage ratio, as defined in the credit agreement, of no greater than 2.25:1.00 for the fiscal quarters ended September 30, 2019 through and including March 31, 2020, 3.50:1.00 for the fiscal quarters ended June 30, 2020 through and including March 31, 2021, 3.00:1.00 for the fiscal quarter ended June 31, 2021, 2.75:1.00 for the fiscal quarter ended September 30, 2021, 2.50:1.00 for the fiscal quarter ended December 31, 2021, and 2.00:1.00 for the fiscal quarter ended March 31, 2022 and thereafter. ProFrac LLC was in compliance with all required covenants as of December 31, 2021.
The Term Loan contains certain customary representations and warranties and affirmative and negative covenants. The negative covenants include, subject to customary exceptions, limitations on indebtedness, dividends, distributions and other restricted payments, investments, acquisitions, prepayments of specified junior indebtedness, amendments of specified junior indebtedness, transactions with affiliates, dispositions, mergers and consolidations, liens, restrictive agreements, changes in fiscal periods and changes in line of business.
In February 2022, ProFrac and its Term Loan lenders entered into an agreement to amend the Term Loan. The amendment expanded the facility by $48.0 million. See Note 11—Subsequent Events.
On March 4, 2022, the Term Loan was extinguished. See Note 11—Subsequent Events.

First Financial Loan
On December 22, 2021, the Company entered into a $30.0 million loan agreement with First Financial Bank, N.A. (“First Financial Loan”) with a scheduled maturity date of January 1, 2024. The interest rate is LIBOR plus 3.5%, and the loan is to be repaid by equal monthly payments of principal and interest beginning in February 2022.The First Financial Loan contains certain restrictive covenants which require the Company to maintain a fixed charge coverage ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of December 31, 2021.
Main Street Loan
On July 22, 2020, ProFrac LLC entered into a $35.0 million loan agreement with First Financial Bank, N.A. which matures on July 22, 2025 (“Main Street Loan”). The interest rate is LIBOR plus 3.00%, floating daily. In August 2021, the loan agreement was amended to delete the covenants in place prior to the amendment. As amended, the Main Street Loan contains certain restrictive covenants which require ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricts the payment of distributions or dividends, other than for the payment of taxes.
In December 2021, the Main Street Loan had a balance of $32.2 million. The Main Street Loan was extinguished with a cash payment of $2.2 million and the remainder refinanced with a $30.0 million loan with First Financial Bank, N.A. The Company incurred a loss on extinguishment of debt of $0.5 million related to the extinguishment of the Main Street Loan, reflected in other (expense) income on the consolidated statements of operations.
Tractor notes
On May 9, 2018, ProFrac LLC entered into a $17.5 million loan agreement with First Financial Bank, N.A. which matured on November 9, 2020 (“Tractor Note A”). The interest rate on Tractor Note A was 5.35%.
On May 9, 2018, ProFrac LLC entered into a $12.5 million loan agreement with First Financial Bank, N.A. with a stated maturity date of April 9, 2021 (“Tractor Note B”). The interest rate on Tractor Note B was 5.35%. Tractor Note B was retired in January 2021.
On May 3, 2019, ProFrac LLC entered into a $5.5 million loan agreement with First Financial Bank, N.A. with a stated maturity date of November 3, 2021 (“Tractor Note C”). The interest rate on Tractor Note C was 6.10%. Tractor Note C was retired in January 2021.
Best Flow Credit Facility
On February 4, 2019, Best Flow entered into a revolving loan credit agreement (the “Best Flow Credit Facility”), with Equify Financial, LLC (“Equify Financial”) as lender. Equify Financial is a related party. the Best Flow Credit Facility provided for a revolving credit facility in an aggregate principal amount at any time outstanding up to $9.0 million, subject to borrowing base availability. As of December 31, 2021, the Company had $7.1 million in outstanding borrowings and $1.9 million of remaining availability. The Best Flow Credit Facility has a maturity date of February 4, 2026.
The interest rate under the Best Flow Credit Facility is the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best Flow Credit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month. The Best Flow Credit Facility is secured by a first lien on substantially all of the assets of Best Flow.
The Best Flow Credit facility is subject to mandatory prepayments of the entire amount of the excess if the unpaid balance of Advances (as defined in the Best Flow Credit Facility) exceeds the borrowing base then in effect. The Best Flow Borrower can voluntarily prepay all or any portion of the Obligations (as defined in the Best Flow Credit Facility).

The Best Flow Credit Facility contains certain customary representations and warranties and affirmative and negative covenants. The negative covenants include, subject to exceptions, limitations on indebtedness, dividends, distributions and other restricted payments, investments, acquisitions, prepayments of indebtedness, transactions with affiliates, dispositions, mergers and consolidations, liens, restrictive agreements, changes in fiscal periods and changes in line of business.
The Best Flow Credit Facility contains certain customary events of default. If an event of default occurs and is continuing, the lenders may declare all loans to be immediately due and payable. Some events of default require an automatic termination of the loans and become immediately due and payable. As of December 31, 2021, we were in compliance with all of our covenants, and there were no existing defaults or events of default, related to the Best Flow Credit Facility.
On January 31, 2022, Best Flow and Equify Financial entered into an agreement to amend the Best Flow Credit Facility. See Note 11—Subsequent Events.
On March 4, 2022, the Best Flow Credit Facility was extinguished. See Note 11—Subsequent Events.
Best Flow notes payable
In 2021, Best Flow entered into a series of related party notes payable, the proceeds from which were used to pay down the Best Flow Credit Facility.
On January 25, 2021, Best Flow entered into a $15.0 million loan agreement with THRC Holdings and Farris Wilks and Equify Financial as an administrative agent, who are related parties, bearing interest of 8.0%, with a maturity date of January 25, 2023. This loan agreement is unsecured and is subject to monthly excess cash flow payments (as defined in the loan agreement). This new loan agreement is unsecured and is subject to monthly excess cash flow payments (as defined in the loan agreement). This loan agreement restricts the payment of distributions or dividends, other than for the payment of taxes. All amounts outstanding under this facility together with accrued interest were contributed to ProFrac LLC in exchange for equity interests in ProFrac LLC on December 15, 2021, and such debt was canceled in connection therewith, a non-cash
transaction for the Company.
On June 1, 2021, Best Flow entered into a $3.0 million credit agreement with Wilks Brothers, who is a related party, bearing interest of 8.0%, with a maturity date of January 31, 2022. All amounts outstanding under this facility together with accrued interest were contributed to ProFrac LLC in exchange for equity interests in ProFrac LLC on December 15, 2021, and such debt was canceled in connection therewith, a non-cash
transaction for the Company.
Best Flow Note
On January 28, 2021, Best Flow issued a promissory note (the “Best Flow Note”), with Equify Financial, as holder. Equify Financial is a related party. The Best Flow Note provides for a term loan in an initial aggregate principal amount equal to $13.0 million. Proceeds from the Best Flow Note were utilized to pay down $7.6 million of outstanding balances on the Best Flow Credit Facility and to pay down other equipment financing agreements for $5.4 million. The Best Flow Note matures on February 1, 2026, with a fixed interest rate of 8.0%. The principal and interest are paid in equal monthly amortizing amounts through maturity. Prepaid amounts are subject to a 0.19% prepayment premium. Best Flow was in compliance with all covenants as of December 31, 2021.
On March 4, 2022, the Best Flow Note was extinguished. See Note 11—Subsequent Events.

Alpine Credit Facility
On October 25, 2018, Alpine entered a secured revolving credit agreement with Equify Financial, with a maximum loan availability of $25.3 million (the “Alpine Credit Facility”). Equify Financial is a related party. The maturity date under the Alpine Credit Facility was November 25, 2020. Interest is paid monthly at a fixed rate of 8.0%. The revolving credit note is secured by a lien on, and security interest in, all of the assets of Alpine. Alpine had outstanding borrowings under the revolving credit note of $21.1 million as of December 31, 2020. The Alpine Credit Facility was refinanced with the Alpine Promissory Note in January 2021.
Alpine Promissory Note
In January 2021, Alpine entered into a $21.4 million promissory note with Equify Financial (“Alpine Note”). Equify Financial is a related party. The Alpine Note amortizes monthly, has an interest rate of 8.0% and has a stated maturity date in February 2027. Alpine had $16.7 in outstanding borrowings under the Alpine Note as of December 31, 2021. Alpine was in compliance with all covenants as of December 31, 2021.
On March 4, 2022, the Alpine Note was extinguished. See Note 11—Subsequent Events.
Other indebtedness
As of December 31, 2021 and December 31, 2020, the ProFrac Predecessor had other debt agreements outstanding with unpaid principal balances of $1.7 million and $5.8 million, respectively. These were primarily comprised of various equipment financing agreements. As of December 31, 2021, these agreements have a weighted average interest rate of 5.7% and a weighted average remaining term of 6.1 years.
The following table summarizes the principal maturity schedule for our long-term debt outstanding as of December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
ABL Credit Facility (1)	$—	$—	$—	$—	$—	$69,000	$69,000
Term Loan (1)	16,875	22,500	22,500	109,480	—	—	171,355
First Financial loan	14,110	15,890	—	—	—	—	30,000
Best Flow Credit Facility (1)	—	—	—	—	—	7,101	7,101
Best Flow Note (1)	—	—	—	—	—	10,827	10,827
Alpine Promissory Note (1)	—	—	—	—	—	16,717	16,717
Other indebtedness	808	173	152	101	75	386	1,695

Total	$31,793	$38,563	$22,652	$109,581	$75	$104,031	$306,695

(1)
Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.